Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
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Guggenheim Strategy Fund II Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Strategy Fund II
Account Value	$ 13,215	$ 13,215	$ 13,215	$ 13,135	$ 13,057	$ 12,946	$ 12,863	$ 12,757	$ 12,740	$ 12,643	$ 12,603	$ 12,514	$ 12,382	$ 12,259	$ 12,224	$ 12,186	$ 12,111	$ 12,032	$ 11,977	$ 11,937	$ 11,864	$ 11,815	$ 11,773	$ 11,636	$ 11,550	$ 11,464	$ 11,465	$ 11,528	$ 11,513	$ 11,453	$ 11,526	$ 11,576	$ 11,588	$ 11,662	$ 11,692	$ 11,705	$ 11,694	$ 11,698	$ 11,709	$ 11,692	$ 11,679	$ 11,671	$ 11,666	$ 11,644	$ 11,625	$ 11,621	$ 11,613	$ 11,579	$ 11,551	$ 11,519	$ 11,515	$ 11,478	$ 11,419	$ 11,363	$ 11,275	$ 11,157	$ 11,003	$ 11,329	$ 11,298	$ 11,258	$ 11,241	$ 11,220	$ 11,204	$ 11,179	$ 11,153	$ 11,128	$ 11,120	$ 11,073	$ 11,042	$ 11,012	$ 10,984	$ 10,971	$ 10,989	$ 10,975	$ 10,944	$ 10,917	$ 10,884	$ 10,860	$ 10,840	$ 10,819	$ 10,792	$ 10,774	$ 10,759	$ 10,731	$ 10,710	$ 10,689	$ 10,667	$ 10,638	$ 10,615	$ 10,587	$ 10,568	$ 10,543	$ 10,523	$ 10,495	$ 10,469	$ 10,443	$ 10,415	$ 10,397	$ 10,374	$ 10,346	$ 10,306	$ 10,264	$ 10,238	$ 10,207	$ 10,161	$ 10,123	$ 10,155	$ 10,155	$ 10,150	$ 10,137	$ 10,131	$ 10,130	$ 10,126	$ 10,118	$ 10,110	$ 10,093	$ 10,081	$ 10,049	$ 10,036	$ 10,018	$ 10,011	$ 10,000	$ 10,000
Guggenheim Strategy Fund II Shares | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	8.11%	3.36%	2.83%
Guggenheim Strategy Fund III Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Strategy Fund III
Account Value	$ 13,433	$ 13,433	$ 13,433	13,355	13,274	13,162	13,081	12,977	12,957	12,866	12,816	12,724	12,588	12,465	12,421	12,381	12,307	12,227	12,173	12,138	12,065	12,002	11,975	11,825	11,741	11,649	11,657	11,736	11,718	11,651	11,735	11,772	11,799	11,891	11,925	11,942	11,932	11,937	11,943	11,934	11,921	11,912	11,905	11,881	11,853	11,851	11,842	11,791	11,763	11,724	11,718	11,669	11,607	11,545	11,438	11,303	11,152	11,464	11,433	11,393	11,378	11,357	11,341	11,311	11,284	11,254	11,251	11,204	11,175	11,149	11,113	11,099	11,132	11,123	11,092	11,060	11,027	10,997	10,982	10,964	10,938	10,921	10,902	10,875	10,855	10,834	10,809	10,781	10,756	10,726	10,703	10,675	10,651	10,620	10,589	10,556	10,524	10,507	10,485	10,443	10,395	10,335	10,317	10,278	10,216	10,161	10,206	10,208	10,199	10,196	10,186	10,181	10,172	10,167	10,154	10,130	10,114	10,069	10,043	10,021	10,015	10,001	10,000
Guggenheim Strategy Fund III Shares | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	8.15%	3.44%	3.00%
Guggenheim Variable Insurance Strategy Fund III Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Guggenheim Variable Insurance Strategy Fund III
Account Value	$ 13,376	$ 13,376	$ 13,376	13,293	13,218	13,108	13,027	12,928	12,906	12,813	12,768	12,669	12,533	12,416	12,372	12,333	12,265	12,180	12,127	12,093	12,024	11,960	11,930	11,791	11,708	11,626	11,633	11,705	11,691	11,627	11,706	11,744	11,760	11,845	11,875	11,897	11,887	11,893	11,904	11,886	11,873	11,866	11,855	11,836	11,810	11,810	11,806	11,759	11,732	11,684	11,689	11,641	11,580	11,521	11,433	11,299	11,130	11,484	11,457	11,417	11,400	11,384	11,362	11,337	11,307	11,281	11,274	11,227	11,197	11,168	11,137	11,122	11,149	11,144	11,116	11,084	11,050	11,021	11,005	10,986	10,959	10,940	10,924	10,896	10,875	10,854	10,828	10,796	10,769	10,739	10,716	10,688	10,666	10,635	10,601	10,570	10,540	10,519	10,493	10,452	10,399	10,335	10,311	10,277	10,221	10,162	10,217	10,220	10,208	10,204	10,189	10,189	10,181	10,177	10,167	10,142	10,122	10,073	10,046	10,024	10,022	10,005	10,000
Guggenheim Variable Insurance Strategy Fund III Shares | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	8.12%	3.32%	2.95%
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	$ 12,004	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index, Fund III
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	$ 12,004	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index, Var
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	$ 12,004	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value	$ 11,758	$ 11,758	$ 11,758	11,708	11,652	11,600	11,552	11,496	11,447	11,394	11,347	11,297	11,245	11,195	11,143	11,094	11,044	10,996	10,949	10,905	10,862	10,819	10,782	10,745	10,707	10,674	10,651	10,629	10,609	10,601	10,595	10,590	10,588	10,585	10,585	10,584	10,584	10,583	10,583	10,583	10,582	10,582	10,582	10,582	10,582	10,581	10,581	10,580	10,579	10,578	10,577	10,576	10,576	10,574	10,573	10,572	10,572	10,550	10,536	10,523	10,508	10,495	10,477	10,458	10,440	10,421	10,399	10,377	10,356	10,335	10,316	10,295	10,276	10,257	10,238	10,222	10,205	10,189	10,173	10,159	10,145	10,131	10,122	10,111	10,101	10,093	10,085	10,076	10,067	10,059	10,052	10,046	10,040	10,037	10,033	10,029	10,026	10,024	10,022	10,019	10,017	10,015	10,012	10,011	10,009	10,006	10,003	10,003	10,002	10,001	10,002	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
Average Annual Return, Percent	5.52%	2.33%	1.63%
Bloomberg 1-3 Month U.S. Treasury Bill Index, Fund III
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value	$ 11,758	$ 11,758	$ 11,758	11,708	11,652	11,600	11,552	11,496	11,447	11,394	11,347	11,297	11,245	11,195	11,143	11,094	11,044	10,996	10,949	10,905	10,862	10,819	10,782	10,745	10,707	10,674	10,651	10,629	10,609	10,601	10,595	10,590	10,588	10,585	10,585	10,584	10,584	10,583	10,583	10,583	10,582	10,582	10,582	10,582	10,582	10,581	10,581	10,580	10,579	10,578	10,577	10,576	10,576	10,574	10,573	10,572	10,572	10,550	10,536	10,523	10,508	10,495	10,477	10,458	10,440	10,421	10,399	10,377	10,356	10,335	10,316	10,295	10,276	10,257	10,238	10,222	10,205	10,189	10,173	10,159	10,145	10,131	10,122	10,111	10,101	10,093	10,085	10,076	10,067	10,059	10,052	10,046	10,040	10,037	10,033	10,029	10,026	10,024	10,022	10,019	10,017	10,015	10,012	10,011	10,009	10,006	10,003	10,003	10,002	10,001	10,002	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
Average Annual Return, Percent	5.52%	2.33%	1.63%
Bloomberg 1-3 Month U.S. Treasury Bill Index, Var
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value	$ 11,758	$ 11,758	$ 11,758	$ 11,708	$ 11,652	$ 11,600	$ 11,552	$ 11,496	$ 11,447	$ 11,394	$ 11,347	$ 11,297	$ 11,245	$ 11,195	$ 11,143	$ 11,094	$ 11,044	$ 10,996	$ 10,949	$ 10,905	$ 10,862	$ 10,819	$ 10,782	$ 10,745	$ 10,707	$ 10,674	$ 10,651	$ 10,629	$ 10,609	$ 10,601	$ 10,595	$ 10,590	$ 10,588	$ 10,585	$ 10,585	$ 10,584	$ 10,584	$ 10,583	$ 10,583	$ 10,583	$ 10,582	$ 10,582	$ 10,582	$ 10,582	$ 10,582	$ 10,581	$ 10,581	$ 10,580	$ 10,579	$ 10,578	$ 10,577	$ 10,576	$ 10,576	$ 10,574	$ 10,573	$ 10,572	$ 10,572	$ 10,550	$ 10,536	$ 10,523	$ 10,508	$ 10,495	$ 10,477	$ 10,458	$ 10,440	$ 10,421	$ 10,399	$ 10,377	$ 10,356	$ 10,335	$ 10,316	$ 10,295	$ 10,276	$ 10,257	$ 10,238	$ 10,222	$ 10,205	$ 10,189	$ 10,173	$ 10,159	$ 10,145	$ 10,131	$ 10,122	$ 10,111	$ 10,101	$ 10,093	$ 10,085	$ 10,076	$ 10,067	$ 10,059	$ 10,052	$ 10,046	$ 10,040	$ 10,037	$ 10,033	$ 10,029	$ 10,026	$ 10,024	$ 10,022	$ 10,019	$ 10,017	$ 10,015	$ 10,012	$ 10,011	$ 10,009	$ 10,006	$ 10,003	$ 10,003	$ 10,002	$ 10,001	$ 10,002	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,000	$ 10,000	$ 10,000	$ 10,000
Average Annual Return, Percent	5.52%	2.33%	1.63%